Risks and Uncertainties (Details) - EBP 334 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
GE Aerospace Common Stock
EBP, Risk and Uncertainty [Line Items]
Investments representing more than 10% of fair value of total investments	$ 2,988,451	$ 1,763,873
U.S. Large-Cap Equity Index Fund
EBP, Risk and Uncertainty [Line Items]
Investments representing more than 10% of fair value of total investments	2,414,333	2,127,712
Russell 1000 Index Non-Lendable Fund
EBP, Risk and Uncertainty [Line Items]
Investments representing more than 10% of fair value of total investments	2,326,436	1,847,971
Non-U.S. Equity Index Fund
EBP, Risk and Uncertainty [Line Items]
Investments representing more than 10% of fair value of total investments	1,823,383	0
SSGA US Core Equity Fund
EBP, Risk and Uncertainty [Line Items]
Investments representing more than 10% of fair value of total investments	$ 0	$ 2,309,195